Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022		Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Number of shares , Beginning balance	22,454,663		33,354,871
Number of shares, Granted	651,096		1,664,251
Number of shares, Exercised	(3,872,794)		(10,969,639)
Number of shares, Forfeited			(1,594,820)
Number of shares, Ending balance	19,232,965		22,454,663
Number of shares, Exercisable	18,530,087		22,385,232
Weighted average exercise price per share, Beginning balance	$ 0.05		$ 0.02
Weighted average exercise price per share, Granted	2.82		0.5
Weighted-average exercise price per share, Exercised	0.02		0.02
Weighted-average exercise price per share, Forfeited			0.02
Weighted average exercise price per share, Ending balance	0.15		0.05
Weighted-average exercise price per share, Exercisable	$ 0.03		$ 0.02
Weighted-average remaining contractual term, Outstanding	2 years 1 month 2 days		2 years 3 months 25 days
Weighted-average remaining contractual term, Exercisable	1 year 9 months 18 days		2 years 3 months 18 days
Aggregate intrinsic value, Outstanding	$ 43,731	[1]	$ 185,620	[2]
Aggregate intrinsic value, Exercisable	$ 43,731	[1]	$ 185,620	[2]

[1]	The aggregate intrinsic value is calculated as the difference between the Company’s closing stock price on the last trading day of the quarter and the exercise prices, multiplied by the number of in-the-money stock options.
[2]	The aggregate intrinsic value is calculated as the difference between the Company's closing stock price on the last trading day of the year and the exercise prices, multiplied by the number of in-the-money stock options.